Goodwill (Tables)	6 Months Ended
Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Change in Carrying Amount of Goodwill

The following table shows the change in carrying amount of goodwill:

Balance December 31, 2018	$—
Acquisition of Manitoba Harvest	127,681

Acquisition of Natura	24,830
Foreign currency translation adjustment	2,443
Balance June 30, 2019	$154,954